NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Short Term Bond Fund

Supplement dated July 27, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

As described more fully on page 12 of the Prospectus, the Trust has received an exemptive order from the Securities and Exchange Commission (“SEC”) for a multi-manager structure that generally permits Nationwide Fund Advisors (“NFA”), subject to approval of the Trust’s Board of Trustees (the “Board”), to (i) hire, replace or terminate a subadviser, and (ii) revise a subadvisory agreement, each without the approval of shareholders (the “Manager of Managers Order”). On July 8, 2009, the SEC issued an order (the “Substitution Order”) permitting the substitution of shares of certain underlying mutual funds that have been available to holders of variable annuity contracts and variable life insurance policies issued by Nationwide Life Insurance Company and its affiliated insurance companies (collectively, “Nationwide Life”) for shares of the Fund (the “Substitution”). NFA informed the Board that in exchange for receipt of the Substitution Order, the SEC would require the Fund to agree that, after the date of the Substitution, the Fund will not rely on the Manager of Managers Order until such time as a majority of the Fund’s shareholders approve its reinstatement.

The Substitution is scheduled to occur on August 14, 2009. Effective that date, the Fund will cease relying on the Manager of Managers Order as described above. This means that NFA will not be able to hire or replace a subadviser without shareholder approval. Following implementation of the Substitution, NFA intends to request approval from the Board to reinstate the Manager of Managers Order and to seek the approval of the Fund’s shareholders for such reinstatement. However, neither such approval from the Board of Trustees, nor ultimate approval of the Fund’s shareholders to do so, can be ensured.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Neuberger Berman NVIT Multi Cap Opportunities Fund

Supplement dated July 27, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

As described more fully on page 12 of the Prospectus, the Trust has received an exemptive order from the Securities and Exchange Commission (“SEC”) for a multi-manager structure that generally permits Nationwide Fund Advisors (“NFA”), subject to approval of the Trust’s Board of Trustees (the “Board”), to (i) hire, replace or terminate a subadviser, and (ii) revise a subadvisory agreement, each without the approval of shareholders (the “Manager of Managers Order”). On July 8, 2009, the SEC issued an order (the “Substitution Order”) permitting the substitution of shares of certain underlying mutual funds that have been available to holders of variable annuity contracts and variable life insurance policies issued by Nationwide Life Insurance Company and its affiliated insurance companies (collectively, “Nationwide Life”) for shares of the Fund (the “Substitution”). NFA informed the Board that in exchange for receipt of the Substitution Order, the SEC would require the Fund to agree that, after the date of the Substitution, the Fund will not rely on the Manager of Managers Order until such time as a majority of the Fund’s shareholders approve its reinstatement.

The Substitution is scheduled to occur on August 14, 2009. Effective that date, the Fund will cease relying on the Manager of Managers Order as described above. This means that NFA will not be able to hire or replace a subadviser without shareholder approval. Following implementation of the Substitution, NFA intends to request approval from the Board to reinstate the Manager of Managers Order and to seek the approval of the Fund’s shareholders for such reinstatement. However, neither such approval from the Board of Trustees, nor ultimate approval of the Fund’s shareholders to do so, can be ensured.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Van Kampen NVIT Real Estate Fund

Supplement dated July 27, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

As described more fully on page 11 of the Prospectus, the Trust has received an exemptive order from the Securities and Exchange Commission (“SEC”) for a multi-manager structure that generally permits Nationwide Fund Advisors (“NFA”), subject to approval of the Trust’s Board of Trustees (the “Board”), to (i) hire, replace or terminate a subadviser, and (ii) revise a subadvisory agreement, each without the approval of shareholders (the “Manager of Managers Order”). On July 8, 2009, the SEC issued an order (the “Substitution Order”) permitting the substitution of shares of certain underlying mutual funds that have been available to holders of variable annuity contracts and variable life insurance policies issued by Nationwide Life Insurance Company and its affiliated insurance companies (collectively, “Nationwide Life”) for shares of the Fund (the “Substitution”). NFA informed the Board that in exchange for receipt of the Substitution Order, the SEC would require the Fund to agree that, after the date of the Substitution, the Fund will not rely on the Manager of Managers Order until such time as a majority of the Fund’s shareholders approve its reinstatement.

The Substitution is scheduled to occur on August 14, 2009. Effective that date, the Fund will cease relying on the Manager of Managers Order as described above. This means that NFA will not be able to hire or replace a subadviser without shareholder approval. Following implementation of the Substitution, NFA intends to request approval from the Board to reinstate the Manager of Managers Order and to seek the approval of the Fund’s shareholders for such reinstatement. However, neither such approval from the Board of Trustees, nor ultimate approval of the Fund’s shareholders to do so, can be ensured.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund

Supplement dated July 27, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

As described more fully on pages 3 and 13 of the Prospectus, the Trust has received an exemptive order from the Securities and Exchange Commission (“SEC”) for a multi-manager structure that generally permits Nationwide Fund Advisors (“NFA”), subject to approval of the Trust’s Board of Trustees (the “Board”), to (i) hire, replace or terminate a subadviser, (ii) revise a subadvisory agreement, and (iii) allocate and reallocate a Fund’s assets among one or more subadvisers, each without the approval of shareholders (the “Manager of Managers Order”). On July 8, 2009, the SEC issued an order (the “Substitution Order”) permitting the substitution of shares of certain underlying mutual funds that have been available to holders of variable annuity contracts and variable life insurance policies issued by Nationwide Life Insurance Company and its affiliated insurance companies (collectively, “Nationwide Life”) for shares of the Fund (the “Substitution”). NFA informed the Board that in exchange for receipt of the Substitution Order, the SEC would require the Fund to agree that, after the date of the Substitution, the Fund will not rely on the Manager of Managers Order until such time as a majority of the Fund’s shareholders approve its reinstatement.

The Substitution is scheduled to occur on August 14, 2009. Effective that date, the Fund will cease relying on the Manager of Managers Order as described above. This means that NFA will not be able to hire or replace a subadviser, or reallocate assets among existing subadvisers, without shareholder approval. Following implementation of the Substitution, NFA intends to request approval from the Board to reinstate the Manager of Managers Order and to seek the approval of the Fund’s shareholders for such reinstatement. However, neither such approval from the Board of Trustees, nor ultimate approval of the Fund’s shareholders to do so, can be ensured.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Large Cap Growth Fund

Supplement dated July 27, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

As described more fully on pages 3 and 13 of the Prospectus, the Trust has received an exemptive order from the Securities and Exchange Commission (“SEC”) for a multi-manager structure that generally permits Nationwide Fund Advisors (“NFA”), subject to approval of the Trust’s Board of Trustees (the “Board”), to (i) hire, replace or terminate a subadviser, (ii) revise a subadvisory agreement, and (iii) allocate and reallocate a Fund’s assets among one or more subadvisers, each without the approval of shareholders (the “Manager of Managers Order”). On July 8, 2009, the SEC issued an order (the “Substitution Order”) permitting the substitution of shares of certain underlying mutual funds that have been available to holders of variable annuity contracts and variable life insurance policies issued by Nationwide Life Insurance Company and its affiliated insurance companies (collectively, “Nationwide Life”) for shares of the Fund (the “Substitution”). NFA informed the Board that in exchange for receipt of the Substitution Order, the SEC would require the Fund to agree that, after the date of the Substitution, the Fund will not rely on the Manager of Managers Order until such time as a majority of the Fund’s shareholders approve its reinstatement.

The Substitution is scheduled to occur on August 14, 2009. Effective that date, the Fund will cease relying on the Manager of Managers Order as described above. This means that NFA will not be able to hire or replace a subadviser, or reallocate assets among existing subadvisers, without shareholder approval. Following implementation of the Substitution, NFA intends to request approval from the Board to reinstate the Manager of Managers Order and to seek the approval of the Fund’s shareholders for such reinstatement. However, neither such approval from the Board of Trustees, nor ultimate approval of the Fund’s shareholders to do so, can be ensured.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Mid Cap Growth Fund

Supplement dated July 27, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

As described more fully on pages 3 and 12 of the Prospectus, the Trust has received an exemptive order from the Securities and Exchange Commission (“SEC”) for a multi-manager structure that generally permits Nationwide Fund Advisors (“NFA”), subject to approval of the Trust’s Board of Trustees (the “Board”), to (i) hire, replace or terminate a subadviser, (ii) revise a subadvisory agreement, and (iii) allocate and reallocate a Fund’s assets among one or more subadvisers, each without the approval of shareholders (the “Manager of Managers Order”). On July 8, 2009, the SEC issued an order (the “Substitution Order”) permitting the substitution of shares of certain underlying mutual funds that have been available to holders of variable annuity contracts and variable life insurance policies issued by Nationwide Life Insurance Company and its affiliated insurance companies (collectively, “Nationwide Life”) for shares of the Fund (the “Substitution”). NFA informed the Board that in exchange for receipt of the Substitution Order, the SEC would require the Fund to agree that, after the date of the Substitution, the Fund will not rely on the Manager of Managers Order until such time as a majority of the Fund’s shareholders approve its reinstatement.

The Substitution is scheduled to occur on August 14, 2009. Effective that date, the Fund will cease relying on the Manager of Managers Order as described above. This means that NFA will not be able to hire or replace a subadviser, or reallocate assets among existing subadvisers, without shareholder approval. Following implementation of the Substitution, NFA intends to request approval from the Board to reinstate the Manager of Managers Order and to seek the approval of the Fund’s shareholders for such reinstatement. However, neither such approval from the Board of Trustees, nor ultimate approval of the Fund’s shareholders to do so, can be ensured.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Mid Cap Value Fund

Supplement dated July 27, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

As described more fully on pages 3 and 13 of the Prospectus, the Trust has received an exemptive order from the Securities and Exchange Commission (“SEC”) for a multi-manager structure that generally permits Nationwide Fund Advisors (“NFA”), subject to approval of the Trust’s Board of Trustees (the “Board”), to (i) hire, replace or terminate a subadviser, (ii) revise a subadvisory agreement, and (iii) allocate and reallocate a Fund’s assets among one or more subadvisers, each without the approval of shareholders (the “Manager of Managers Order”). On July 8, 2009, the SEC issued an order (the “Substitution Order”) permitting the substitution of shares of certain underlying mutual funds that have been available to holders of variable annuity contracts and variable life insurance policies issued by Nationwide Life Insurance Company and its affiliated insurance companies (collectively, “Nationwide Life”) for shares of the Fund (the “Substitution”). NFA informed the Board that in exchange for receipt of the Substitution Order, the SEC would require the Fund to agree that, after the date of the Substitution, the Fund will not rely on the Manager of Managers Order until such time as a majority of the Fund’s shareholders approve its reinstatement.

The Substitution is scheduled to occur on August 14, 2009. Effective that date, the Fund will cease relying on the Manager of Managers Order as described above. This means that NFA will not be able to hire or replace a subadviser, or reallocate assets among existing subadvisers, without shareholder approval. Following implementation of the Substitution, NFA intends to request approval from the Board to reinstate the Manager of Managers Order and to seek the approval of the Fund’s shareholders for such reinstatement. However, neither such approval from the Board of Trustees, nor ultimate approval of the Fund’s shareholders to do so, can be ensured.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Large Cap Value Fund

Supplement dated July 27, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

As described more fully on pages 3 and 13 of the Prospectus, the Trust has received an exemptive order from the Securities and Exchange Commission (“SEC”) for a multi-manager structure that generally permits Nationwide Fund Advisors (“NFA”), subject to approval of the Trust’s Board of Trustees (the “Board”), to (i) hire, replace or terminate a subadviser, (ii) revise a subadvisory agreement, and (iii) allocate and reallocate a Fund’s assets among one or more subadvisers, each without the approval of shareholders (the “Manager of Managers Order”). On July 8, 2009, the SEC issued an order (the “Substitution Order”) permitting the substitution of shares of certain underlying mutual funds that have been available to holders of variable annuity contracts and variable life insurance policies issued by Nationwide Life Insurance Company and its affiliated insurance companies (collectively, “Nationwide Life”) for shares of the Fund (the “Substitution”). NFA informed the Board that in exchange for receipt of the Substitution Order, the SEC would require the Fund to agree that, after the date of the Substitution, the Fund will not rely on the Manager of Managers Order until such time as a majority of the Fund’s shareholders approve its reinstatement.

The Substitution is scheduled to occur on August 14, 2009. Effective that date, the Fund will cease relying on the Manager of Managers Order as described above. This means that NFA will not be able to hire or replace a subadviser, or reallocate assets among existing subadvisers, without shareholder approval. Following implementation of the Substitution, NFA intends to request approval from the Board to reinstate the Manager of Managers Order and to seek the approval of the Fund’s shareholders for such reinstatement. However, neither such approval from the Board of Trustees, nor ultimate approval of the Fund’s shareholders to do so, can be ensured.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE